Annual Fund Operating Expenses	Apr. 30, 2026
Mairs & Power Fund | Mairs & Power Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.62%
Mairs & Power Balanced Fund | Mairs & Power Balanced Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.72%
Mairs & Power Small Cap Fund | Mairs & Power Small Cap Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.97%